Related Party Disclosure (Details) - Schedule of rights and obligations - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	S/ 2,212	S/ 1,171
Accounts payable	1,559	1,772
Fosfatos del Pacífico S.A. [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	1,449	543
Accounts payable
Compañía Minera Ares S.A.C. [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	678	207
Accounts payable	1,348	1,772
Inversiones ASPI S.A. [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable		157
Accounts payable	211
Other [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	85	264
Accounts payable